Distribution Date:	01/18/24	Wells Fargo Commercial Mortgage Trust 2019-C51
Determination Date:	01/11/24
Next Distribution Date:	02/16/24
Record Date:	12/29/23	Commercial Mortgage Pass-Through Certificates
Series 2019-C51

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Greystone Servicing Company LLC
Current Mortgage Loan and Property Stratification	8-12		Jenna Unell		Jenna.unell@greyco.com
Mortgage Loan Detail (Part 1)	13-14		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001VAQ3	2.276000%	22,389,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001VAR1	3.039000%	45,489,000.00	35,977,009.02	457,912.34	91,111.78	0.00	0.00	549,024.12	35,519,096.68	31.22%	30.00%
A-SB	95001VAS9	3.160000%	29,432,000.00	29,432,000.00	0.00	77,504.27	0.00	0.00	77,504.27	29,432,000.00	31.22%	30.00%
A-3	95001VAT7	3.055000%	200,000,000.00	200,000,000.00	0.00	509,166.67	0.00	0.00	509,166.67	200,000,000.00	31.22%	30.00%
A-4	95001VAU4	3.311000%	213,326,000.00	213,326,000.00	0.00	588,601.99	0.00	0.00	588,601.99	213,326,000.00	31.22%	30.00%
A-S	95001VAX8	3.584000%	62,005,000.00	62,005,000.00	0.00	185,188.27	0.00	0.00	185,188.27	62,005,000.00	22.30%	21.50%
B	95001VAY6	3.836000%	36,474,000.00	36,474,000.00	0.00	116,595.22	0.00	0.00	116,595.22	36,474,000.00	17.05%	16.50%
C	95001VAZ3	4.289000%	31,915,000.00	31,915,000.00	0.00	114,069.53	0.00	0.00	114,069.53	31,915,000.00	12.46%	12.13%
D	95001VAC4	3.000000%	11,489,000.00	11,489,000.00	0.00	28,722.50	0.00	0.00	28,722.50	11,489,000.00	10.81%	10.55%
E-RR	95001VAF7	4.648548%	25,897,000.00	25,897,000.00	0.00	100,319.53	0.00	0.00	100,319.53	25,897,000.00	7.09%	7.00%
F-RR	95001VAH3	4.648548%	18,237,000.00	18,237,000.00	0.00	70,646.30	0.00	0.00	70,646.30	18,237,000.00	4.46%	4.50%
G-RR	95001VAK6	4.648548%	7,295,000.00	7,295,000.00	0.00	28,259.30	0.00	0.00	28,259.30	7,295,000.00	3.41%	3.50%
H-RR	95001VAM2	4.648548%	25,532,090.00	23,738,662.01	0.00	87,663.51	0.00	0.00	87,663.51	23,738,662.01	0.00%	0.00%
R	95001VAN0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			729,480,090.00	695,785,671.03	457,912.34	1,997,848.87	0.00	0.00	2,455,761.21	695,327,758.69

X-A	95001VAV2	1.474220%	510,636,000.00	478,735,009.02	0.00	588,134.10	0.00	0.00	588,134.10	478,277,096.68
X-B	95001VAW0	0.821503%	130,394,000.00	130,394,000.00	0.00	89,265.93	0.00	0.00	89,265.93	130,394,000.00
X-D	95001VAA8	1.648548%	11,489,000.00	11,489,000.00	0.00	15,783.47	0.00	0.00	15,783.47	11,489,000.00
Notional SubTotal			652,519,000.00	620,618,009.02	0.00	693,183.50	0.00	0.00	693,183.50	620,160,096.68

Deal Distribution Total					457,912.34	2,691,032.37	0.00	0.00	3,148,944.71

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001VAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001VAR1	790.89470026	10.06644112	2.00294093	0.00000000	0.00000000	0.00000000	0.00000000	12.06938205	780.82825914
A-SB	95001VAS9	1,000.00000000	0.00000000	2.63333345	0.00000000	0.00000000	0.00000000	0.00000000	2.63333345	1,000.00000000
A-3	95001VAT7	1,000.00000000	0.00000000	2.54583335	0.00000000	0.00000000	0.00000000	0.00000000	2.54583335	1,000.00000000
A-4	95001VAU4	1,000.00000000	0.00000000	2.75916667	0.00000000	0.00000000	0.00000000	0.00000000	2.75916667	1,000.00000000
A-S	95001VAX8	1,000.00000000	0.00000000	2.98666672	0.00000000	0.00000000	0.00000000	0.00000000	2.98666672	1,000.00000000
B	95001VAY6	1,000.00000000	0.00000000	3.19666667	0.00000000	0.00000000	0.00000000	0.00000000	3.19666667	1,000.00000000
C	95001VAZ3	1,000.00000000	0.00000000	3.57416669	0.00000000	0.00000000	0.00000000	0.00000000	3.57416669	1,000.00000000
D	95001VAC4	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	95001VAF7	1,000.00000000	0.00000000	3.87378963	0.00000000	0.00000000	0.00000000	0.00000000	3.87378963	1,000.00000000
F-RR	95001VAH3	1,000.00000000	0.00000000	3.87378955	0.00000000	0.00000000	0.00000000	0.00000000	3.87378955	1,000.00000000
G-RR	95001VAK6	1,000.00000000	0.00000000	3.87379027	0.00000000	0.00000000	0.00000000	0.00000000	3.87379027	1,000.00000000
H-RR	95001VAM2	929.75788547	0.00000000	3.43346393	0.16822281	6.09978110	0.00000000	0.00000000	3.43346393	929.75788547
R	95001VAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001VAV2	937.52694487	0.00000000	1.15176780	0.00000000	0.00000000	0.00000000	0.00000000	1.15176780	936.63019583
X-B	95001VAW0	1,000.00000000	0.00000000	0.68458618	0.00000000	0.00000000	0.00000000	0.00000000	0.68458618	1,000.00000000
X-D	95001VAA8	1,000.00000000	0.00000000	1.37378971	0.00000000	0.00000000	0.00000000	0.00000000	1.37378971	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	12/01/23 - 12/30/23	30	0.00	91,111.78	0.00	91,111.78	0.00	0.00	0.00	91,111.78	0.00
A-SB	12/01/23 - 12/30/23	30	0.00	77,504.27	0.00	77,504.27	0.00	0.00	0.00	77,504.27	0.00
A-3	12/01/23 - 12/30/23	30	0.00	509,166.67	0.00	509,166.67	0.00	0.00	0.00	509,166.67	0.00
A-4	12/01/23 - 12/30/23	30	0.00	588,601.99	0.00	588,601.99	0.00	0.00	0.00	588,601.99	0.00
X-A	12/01/23 - 12/30/23	30	0.00	588,134.10	0.00	588,134.10	0.00	0.00	0.00	588,134.10	0.00
X-B	12/01/23 - 12/30/23	30	0.00	89,265.93	0.00	89,265.93	0.00	0.00	0.00	89,265.93	0.00
X-D	12/01/23 - 12/30/23	30	0.00	15,783.47	0.00	15,783.47	0.00	0.00	0.00	15,783.47	0.00
A-S	12/01/23 - 12/30/23	30	0.00	185,188.27	0.00	185,188.27	0.00	0.00	0.00	185,188.27	0.00
B	12/01/23 - 12/30/23	30	0.00	116,595.22	0.00	116,595.22	0.00	0.00	0.00	116,595.22	0.00
C	12/01/23 - 12/30/23	30	0.00	114,069.53	0.00	114,069.53	0.00	0.00	0.00	114,069.53	0.00
D	12/01/23 - 12/30/23	30	0.00	28,722.50	0.00	28,722.50	0.00	0.00	0.00	28,722.50	0.00
E-RR	12/01/23 - 12/30/23	30	0.00	100,319.53	0.00	100,319.53	0.00	0.00	0.00	100,319.53	0.00
F-RR	12/01/23 - 12/30/23	30	0.00	70,646.30	0.00	70,646.30	0.00	0.00	0.00	70,646.30	0.00
G-RR	12/01/23 - 12/30/23	30	0.00	28,259.30	0.00	28,259.30	0.00	0.00	0.00	28,259.30	0.00
H-RR	12/01/23 - 12/30/23	30	150,860.68	91,958.59	0.00	91,958.59	4,295.08	0.00	0.00	87,663.51	155,740.16
Totals			150,860.68	2,695,327.45	0.00	2,695,327.45	4,295.08	0.00	0.00	2,691,032.37	155,740.16

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	Additional Information
Total Available Distribution Amount (1)	3,148,944.71
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,707,202.45	Master Servicing Fee	4,560.71
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,461.83
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	299.57
ARD Interest	0.00	Operating Advisor Fee	1,083.17
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	179.74
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,707,202.45	Total Fees	11,875.02

Principal		Expenses/Reimbursements
Scheduled Principal	457,912.34	Reimbursement for Interest on Advances	3,798.67
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	496.41
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	457,912.34	Total Expenses/Reimbursements	4,295.08

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,691,032.37
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	457,912.34
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,148,944.71
Total Funds Collected	3,165,114.79	Total Funds Distributed	3,165,114.81

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	695,785,671.03	695,785,671.03	Beginning Certificate Balance	695,785,671.03
(-) Scheduled Principal Collections	457,912.34	457,912.34	(-) Principal Distributions	457,912.34
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	695,327,758.69	695,327,758.69	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	695,814,569.43	695,814,569.43	Ending Certificate Balance	695,327,758.69
Ending Actual Collateral Balance	695,355,562.38	695,355,562.38

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.65%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	45,233,331.61	6.51%	1	5.1575	NAP	Defeased	2	45,233,331.61	6.51%	1	5.1575	NAP
2,000,000 or less	5	8,723,091.39	1.25%	63	4.9985	1.901254	1.30 or less	5	54,125,028.87	7.78%	65	4.8989	1.236373
2,000,001 to 3,000,000	4	9,779,933.30	1.41%	64	4.9887	1.910948	1.31 to 1.40	2	23,367,671.03	3.36%	63	4.7061	1.384426
3,000,001 to 4,000,000	7	25,726,939.55	3.70%	65	4.6688	1.895932	1.41 to 1.50	7	42,789,932.06	6.15%	65	4.7535	1.458753
4,000,001 to 5,000,000	4	18,852,193.54	2.71%	63	5.1240	1.457801	1.51 to 1.60	5	63,449,072.16	9.13%	64	4.6198	1.575978
5,000,001 to 6,000,000	5	28,164,105.40	4.05%	65	4.7673	2.056848	1.61 to 1.70	2	7,242,885.17	1.04%	65	4.7611	1.676768
6,000,001 to 7,000,000	1	6,807,022.09	0.98%	65	5.2200	2.257300	1.71 to 1.80	3	49,982,610.54	7.19%	64	4.8045	1.767144
7,000,001 to 8,000,000	2	15,324,985.60	2.20%	64	5.1237	1.310155	1.81 to 1.90	6	112,697,384.88	16.21%	65	4.3628	1.843667
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	4	50,070,353.91	7.20%	64	4.3546	1.954848
9,000,001 to 10,000,000	1	9,098,422.24	1.31%	65	4.5500	1.903200	2.01 to 2.50	12	179,151,751.94	25.77%	64	4.3975	2.241093
10,000,001 to 15,000,000	8	98,601,122.36	14.18%	64	4.7317	1.876349	2.51 to 3.50	2	7,717,736.52	1.11%	65	4.4388	2.557664
15,000,001 to 20,000,000	3	53,534,879.69	7.70%	64	4.6874	1.811492	3.51 or greater	2	59,500,000.00	8.56%	64	3.8704	3.851550
20,000,001 to 30,000,000	5	126,481,731.92	18.19%	65	4.4683	1.920169	Totals	52	695,327,758.69	100.00%	60	4.5182	1.994503
30,000,001 to 70,000,000	4	178,000,000.00	25.60%	64	4.0969	2.483160
70,000,001 or greater	1	71,000,000.00	10.21%	65	4.1920	1.818800
Totals	52	695,327,758.69	100.00%	60	4.5182	1.994503
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	45,233,331.61	6.51%	1	5.1575	NAP	Totals	102	695,327,758.69	100.00%	60	4.5182	1.994503
Alabama	1	841,235.90	0.12%	65	4.9900	1.429200
									Property Type³
Arizona	8	79,580,834.38	11.45%	64	4.7390	1.809912
California	14	133,526,515.54	19.20%	65	4.4159	2.645387		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	1	2,459,859.05	0.35%	65	4.1390	2.468600		Properties	Balance	Agg. Bal.			DSCR¹
Florida	8	40,964,104.74	5.89%	64	4.3633	1.959675	Defeased	2	45,233,331.61	6.51%	1	5.1575	NAP
Georgia	4	9,177,062.03	1.32%	64	4.5999	2.128881	Industrial	4	1,748,714.96	0.25%	65	4.1390	2.468600
Indiana	3	8,781,020.44	1.26%	65	4.4520	1.631075	Lodging	4	31,492,025.67	4.53%	64	4.9158	1.978353
Louisiana	4	5,906,183.88	0.85%	64	4.5304	1.964472	Mixed Use	2	31,538,031.37	4.54%	65	4.7918	1.736716
Maryland	2	21,720,689.84	3.12%	64	4.5325	1.686294	Mobile Home Park	14	15,113,112.00	2.17%	64	4.9748	1.728794
Michigan	11	30,600,332.87	4.40%	64	4.8581	1.511135	Multi-Family	2	29,563,896.56	4.25%	65	4.7664	1.274956
Minnesota	1	10,665,621.94	1.53%	64	4.3428	2.183000	Office	15	276,805,670.38	39.81%	65	4.1022	2.170914
New Jersey	1	19,679,280.49	2.83%	65	4.6000	1.896400	Retail	40	194,201,095.26	27.93%	64	4.6270	1.880314
New Mexico	1	865,404.02	0.12%	65	4.9900	1.429200	Self Storage	19	69,631,880.88	10.01%	64	4.9545	2.402621
New York	1	45,000,000.00	6.47%	64	3.7000	2.137500	Totals	102	695,327,758.69	100.00%	60	4.5182	1.994503
North Carolina	1	10,209,519.73	1.47%	63	5.1000	1.598300
Ohio	7	35,130,072.48	5.05%	65	4.7683	1.491774
Oklahoma	1	2,392,422.68	0.34%	64	4.3427	2.183000
Oregon	1	3,625,669.00	0.52%	65	4.1390	2.468600
Pennsylvania	4	92,010,300.12	13.23%	65	4.3168	1.747402
Tennessee	1	875,416.26	0.13%	64	4.3427	2.183000
Texas	13	42,571,084.43	6.12%	64	4.6661	2.467284
Utah	1	6,807,022.09	0.98%	65	5.2200	2.257300
Virginia	6	31,448,422.24	4.52%	65	4.2657	1.688146
Wisconsin	5	15,256,352.94	2.19%	64	4.6766	1.857718

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	45,233,331.61	6.51%	1	5.1575	NAP	Defeased	2	45,233,331.61	6.51%	1	5.1575	NAP
	4.000% or less	2	92,000,000.00	13.23%	65	3.6336	2.965364	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	4	144,600,000.00	20.80%	65	4.1740	1.913025	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	7	84,389,392.45	12.14%	64	4.3706	2.016955	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	11	99,484,290.06	14.31%	65	4.6414	1.625515	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	16	182,608,187.18	26.26%	64	4.8900	1.964282	49 months or greater	50	650,094,427.08	93.49%	64	4.4737	2.027727
	5.001% to 5.250%	3	19,391,446.14	2.79%	64	5.1458	1.876169	Totals	52	695,327,758.69	100.00%	60	4.5182	1.994503
	5.251% or greater	7	27,621,111.25	3.97%	63	5.3287	1.512552
	Totals	52	695,327,758.69	100.00%	60	4.5182	1.994503
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	45,233,331.61	6.51%	1	5.1575	NAP	Defeased	2	45,233,331.61	6.51%	1	5.1575	NAP
	58 months or less	0	0.00	0.00%	0	0.0000	0.000000	Interest Only	11	356,476,775.00	51.27%	64	4.2045	2.286516
	59 months or greater	50	650,094,427.08	93.49%	64	4.4737	2.027727	300 months or less	3	25,856,119.03	3.72%	65	4.7744	1.852270
	Totals	52	695,327,758.69	100.00%	60	4.5182	1.994503	301 months or greater	36	267,761,533.05	38.51%	64	4.8031	1.700137
								Totals	52	695,327,758.69	100.00%	60	4.5182	1.994503
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	45,233,331.61	6.51%	1	5.1575	NAP			No outstanding loans in this group
Underwriter's Information		2	5,355,755.15	0.77%	64	4.8054	1.617857
	12 months or less	45	598,452,398.16	86.07%	64	4.4676	2.036363
	13 months to 24 months	2	33,086,652.70	4.76%	65	4.4242	2.120319
	25 months or greater	1	13,199,621.07	1.90%	65	4.7400	1.570400
	Totals	52	695,327,758.69	100.00%	60	4.5182	1.994503
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	610949363	OF	Pittsburgh	PA	Actual/360	4.192%	256,294.22	0.00	0.00	N/A	06/11/29	--	71,000,000.00	71,000,000.00	01/11/24
2	883100995	OF	San Francisco	CA	Actual/360	3.570%	144,485.83	0.00	0.00	N/A	06/06/29	--	47,000,000.00	47,000,000.00	01/06/24
3	310946839	OF	New York	NY	Actual/360	3.700%	143,375.00	0.00	0.00	N/A	05/11/29	--	45,000,000.00	45,000,000.00	01/11/24
4	300571953	RT	Tucson	AZ	Actual/360	4.820%	186,775.00	0.00	0.00	N/A	05/06/29	--	45,000,000.00	45,000,000.00	01/06/24
5	300571956	MU	Salem	MA	Actual/360	5.150%	185,915.25	59,796.55	0.00	N/A	02/06/24	--	41,922,637.15	41,862,840.60	01/06/24
6	883100989	Various Various		Various	Actual/360	4.343%	153,323.20	0.00	0.00	N/A	05/06/29	--	41,000,000.00	41,000,000.00	01/06/24
7	321950007	OF	Miramar	FL	Actual/360	4.175%	105,157.81	0.00	0.00	N/A	05/06/29	--	29,250,000.00	29,250,000.00	01/06/24
8	300571960	SS	Thousand Oaks	CA	Actual/360	5.000%	116,250.00	0.00	0.00	N/A	06/06/29	--	27,000,000.00	27,000,000.00	01/06/24
9	883101008	MF	Lakewood	OH	Actual/360	4.800%	107,109.79	31,926.53	0.00	N/A	06/06/29	--	25,913,658.45	25,881,731.92	01/06/24
10	321950010	OF	Chantilly	VA	Actual/360	4.150%	79,870.21	0.00	0.00	N/A	06/06/29	--	22,350,000.00	22,350,000.00	01/06/24
11	321950011	Various Various		Various	Actual/360	4.139%	78,411.06	0.00	0.00	N/A	06/06/29	--	22,000,000.00	22,000,000.00	01/06/24
12	310946838	OF	Woodcliff Lake	NJ	Actual/360	4.600%	78,131.67	45,403.55	0.00	N/A	06/11/29	--	19,724,684.04	19,679,280.49	01/11/24
13	300571964	MU	Los Angeles	CA	Actual/360	4.860%	75,330.00	0.00	0.00	N/A	06/06/29	--	18,000,000.00	18,000,000.00	01/06/24
14	321950014	OF	Columbia	MD	Actual/360	4.600%	62,893.24	22,077.57	0.00	N/A	04/06/29	--	15,877,676.77	15,855,599.20	01/06/24
15	883100992	OF	Phoenix	AZ	Actual/360	4.740%	53,959.27	20,289.61	0.00	N/A	06/06/29	--	13,219,910.68	13,199,621.07	01/06/24
16	883100990	MU	Philadelphia	PA	Actual/360	4.701%	54,879.33	18,258.77	0.00	N/A	06/06/29	--	13,556,290.14	13,538,031.37	01/06/24
17	300571955	RT	Various	CA	Actual/360	5.310%	35,773.99	10,812.59	0.00	N/A	05/01/29	--	7,823,726.36	7,812,913.77	01/01/24
18	300571954	RT	Compton	CA	Actual/360	5.310%	22,497.48	6,799.81	0.00	N/A	05/01/29	--	4,920,171.47	4,913,371.66	01/01/24
19	410949942	RT	Madera	CA	Actual/360	4.430%	49,613.80	18,605.27	0.00	N/A	05/11/29	--	13,005,873.64	12,987,268.37	01/11/24
20	321950020	RT	Taylor	MI	Actual/360	4.650%	51,036.35	18,574.62	0.00	N/A	06/11/29	--	12,745,810.00	12,727,235.38	01/11/24
21	300571962	RT	San Antonio	TX	Actual/360	4.350%	46,347.99	20,418.53	0.00	N/A	06/06/29	--	12,373,212.27	12,352,793.74	01/06/24
22	321950022	SS	El Paso	TX	Actual/360	5.000%	53,819.44	0.00	0.00	N/A	03/11/29	--	12,500,000.00	12,500,000.00	01/11/24
23	321950023	SS	Various	Various	Actual/360	4.990%	47,708.54	16,245.30	0.00	N/A	06/11/29	--	11,102,898.00	11,086,652.70	01/11/24
24	883100982	LO	Charlotte	NC	Actual/360	5.100%	44,901.90	14,822.58	0.00	N/A	04/06/29	--	10,224,342.31	10,209,519.73	01/06/24
25	321950025	LO	Williamsburg	VA	Actual/360	4.550%	35,702.73	13,938.21	0.00	N/A	06/11/29	--	9,112,360.45	9,098,422.24	12/11/23
26	600949793	RT	Chandler	AZ	Actual/360	4.930%	31,938.37	11,198.32	0.00	N/A	05/11/29	--	7,523,270.15	7,512,071.83	01/11/24
27	310949287	LO	Orem	UT	Actual/360	5.220%	30,640.42	9,534.91	0.00	N/A	06/11/29	--	6,816,557.00	6,807,022.09	01/11/24
29	300571965	RT	Gaithersburg	MD	Actual/360	4.350%	22,005.97	9,694.68	0.00	N/A	06/06/29	--	5,874,785.32	5,865,090.64	01/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	321950030	RT	Canton Township	MI	Actual/360	4.950%	24,588.27	8,505.47	0.00	N/A	06/06/29	--	5,768,510.12	5,760,004.65	01/06/24
31	321950031	RT	Green Cove Springs FL		Actual/360	4.800%	22,594.77	8,294.90	0.00	N/A	06/06/29	--	5,466,476.12	5,458,181.22	01/06/24
32	321950032	LO	Milan	OH	Actual/360	4.800%	22,258.96	8,171.63	0.00	N/A	06/06/29	--	5,385,233.24	5,377,061.61	01/06/24
33	300571961	OF	King of Prussia	PA	Actual/360	4.950%	24,339.39	6,352.38	0.00	N/A	06/06/29	--	5,710,119.66	5,703,767.28	01/06/24
35	410947763	SS	Redford	MI	Actual/360	5.350%	22,888.62	5,590.48	0.00	N/A	01/11/29	--	4,968,286.46	4,962,695.98	01/11/24
36	321950036	RT	Rib Mountain	WI	Actual/360	5.330%	20,513.07	9,323.38	0.00	N/A	05/06/29	--	4,469,349.09	4,460,025.71	01/06/24
37	321950037	SS	Bloomington	IN	Actual/360	4.470%	17,409.50	6,825.91	0.00	N/A	06/11/29	--	4,522,926.10	4,516,100.19	01/11/24
38	300571963	RT	Garland	TX	Actual/360	4.350%	14,562.36	6,415.43	0.00	N/A	06/06/29	--	3,887,616.78	3,881,201.35	01/06/24
39	321950039	MH	Clearlake	CA	Actual/360	4.650%	15,396.59	6,002.34	0.00	N/A	06/11/29	--	3,845,142.21	3,839,139.87	01/11/24
40	321950040	SS	Bloomington	IN	Actual/360	4.470%	14,598.59	5,723.81	0.00	N/A	06/11/29	--	3,792,661.97	3,786,938.16	01/11/24
41	321950041	MH	Various	Various	Actual/360	4.900%	8,359.71	2,254.82	0.00	N/A	04/06/29	--	1,981,234.97	1,978,980.15	01/06/24
41A	321950141				Actual/360	4.900%	8,359.71	2,254.82	0.00	N/A	04/06/29	--	1,981,234.97	1,978,980.15	01/06/24
42	883100993	MF	Sparta	WI	Actual/360	4.530%	14,382.28	4,812.44	0.00	N/A	06/06/29	--	3,686,977.08	3,682,164.64	01/06/24
43	321950043	MH	Dover	FL	Actual/360	5.000%	15,350.31	4,512.09	0.00	N/A	06/11/29	--	3,565,232.62	3,560,720.53	01/11/24
44	410948772	RT	Norco	CA	Actual/360	4.980%	15,438.00	0.00	0.00	N/A	04/11/29	--	3,600,000.00	3,600,000.00	01/11/24
45	300571950	SS	Concord	NC	Actual/360	5.250%	15,255.83	4,071.30	0.00	N/A	05/06/24	02/06/24	3,374,562.31	3,370,491.01	01/06/24
46	410949691	RT	Richardson	TX	Actual/360	4.750%	13,811.95	0.00	0.00	N/A	05/11/29	--	3,376,775.00	3,376,775.00	01/11/24
47	410949243	OF	Ann Arbor	MI	Actual/360	4.620%	10,500.88	4,143.57	0.00	N/A	06/11/29	--	2,639,518.49	2,635,374.92	01/11/24
48	321950048	MH	Mesa	AZ	Actual/360	5.400%	11,918.61	3,523.49	0.00	N/A	03/11/29	--	2,563,142.41	2,559,618.92	01/11/24
49	321950049	RT	Vacaville	CA	Actual/360	5.130%	10,506.10	3,386.16	0.00	N/A	06/11/29	--	2,378,290.48	2,374,904.32	01/11/24
50	321950050	SS	Manteca	CA	Actual/360	4.800%	9,146.88	2,920.42	0.00	N/A	06/11/29	--	2,212,955.56	2,210,035.14	01/11/24
52	300571949	SS	Marco Island	FL	Actual/360	4.720%	7,539.48	2,337.49	0.00	N/A	05/06/29	--	1,854,983.37	1,852,645.88	01/06/24
53	321950053	SS	Jefferson	GA	Actual/360	5.330%	7,890.79	2,416.84	0.00	N/A	02/11/29	--	1,719,229.67	1,716,812.83	01/11/24
54	321950054	MH	Pleasanton	TX	Actual/360	5.280%	5,443.94	1,675.77	0.00	N/A	04/11/29	--	1,197,348.15	1,195,672.38	01/11/24
Totals							2,707,202.45	457,912.34	0.00				695,785,671.03	695,327,758.69
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,047,099.04	11,367,584.29	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	13,857,356.22	11,193,394.14	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,458,513.40	4,816,337.64	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,953,298.66	4,344,978.80	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	4,999,195.80	2,519,193.21	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,471,240.94	1,843,483.84	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,283,434.48	2,444,912.57	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,937,933.66	1,575,753.70	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,143,268.24	2,904,153.14	10/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	14,141,213.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,011,680.82	2,257,600.61	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,894,667.44	1,441,448.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,739,476.00	2,616,336.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,526,452.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,045,099.62	828,467.42	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	685,125.84	513,844.38	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	458,052.00	343,530.18	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,798,040.74	1,239,937.79	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,290,337.62	1,022,382.40	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,159,778.00	925,669.92	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,614,672.54	2,015,837.55	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	20,591.17	0.00
23	1,151,656.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	5,074,806.41	5,596,760.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,278,810.73	1,355,930.21	10/01/22	09/30/23	--	0.00	28,870.93	20,527.87	20,527.87	0.00	0.00
26	758,235.00	388,442.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,218,997.33	1,216,169.53	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,012,883.01	738,384.97	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	432,174.00	481,754.60	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	726,091.65	568,532.30	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	1,021,875.16	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	500,341.42	464,148.32	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	565,014.68	412,346.61	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	524,664.07	413,927.54	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	409,035.80	325,882.57	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	526,102.83	472,707.22	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	475,631.00	358,789.57	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	402,304.85	320,809.48	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	4,677,099.78	4,133,697.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	406,331.00	302,904.97	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	361,591.08	99,990.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	451,643.90	293,261.90	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	296,280.63	217,124.43	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	423,816.38	285,025.61	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	318,979.74	258,809.40	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	358,899.92	245,541.22	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	314,870.10	241,146.65	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	7,497.66	0.00
53	277,418.44	221,500.19	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	147,300.62	116,614.76	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	114,606,917.24	76,766,922.04				0.00	28,870.93	20,527.87	20,527.87	28,088.83	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.518217%	4.498398%	60
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.518414%	4.498595%	61
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.518630%	4.498810%	62
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.518825%	4.499005%	63
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.519039%	4.499218%	64
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.519232%	4.499410%	65
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.519423%	4.499601%	66
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.519633%	4.499811%	67
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.519819%	4.499996%	68
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.520023%	4.500199%	69
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.520204%	4.500379%	70
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.520441%	4.500616%	71
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
25	321950025	12/11/23	0	B	20,527.87	20,527.87	0.00	9,126,225.92
Totals					20,527.87	20,527.87	0.00	9,126,225.92

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		45,233,332	45,233,332		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		4,962,696	4,962,696		0	0
> 60 Months		645,131,731	645,131,731		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	695,327,759	695,327,759	0	0	0	0
Dec-23	695,785,671	695,785,671	0	0	0	0
Nov-23	696,283,032	696,283,032	0	0	0	0
Oct-23	696,736,997	696,736,997	0	0	0	0
Sep-23	697,230,553	697,230,553	0	0	0	0
Aug-23	697,680,601	697,680,601	0	0	0	0
Jul-23	698,128,790	698,128,790	0	0	0	0
Jun-23	698,616,780	698,616,780	0	0	0	0
May-23	699,054,944	699,054,944	0	0	0	0
Apr-23	699,532,286	699,532,286	0	0	0	0
Mar-23	699,962,335	699,962,335	0	0	0	0
Feb-23	700,512,335	700,512,335	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
25	321950025	0.00	4.55000%	0.00	4.55000%	2	12/03/21	09/11/21	--
25	321950025	0.00	4.55000%	0.00	4.55000%	2	01/11/22	09/11/21	12/03/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
28	321950028 06/17/21	6,501,777.24	7,800,000.00	6,911,933.50	311,265.82	5,906,046.00	5,594,780.18	906,997.06	0.00	(311.99)	907,309.05	13.55%
34	300571952 05/17/21	5,548,716.20	9,000,000.00	5,729,014.10	500,216.08	5,729,014.10	5,228,798.02	319,918.18	0.00	34,383.38	285,534.80	5.00%
51	300571938 08/17/21	2,010,261.33	1,800,000.00	2,284,866.67	498,678.30	1,876,954.57	1,378,276.27	631,985.06	0.00	31,088.00	600,897.06	28.61%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		14,060,754.77	18,600,000.00	14,925,814.27	1,310,160.20	13,512,014.67	12,201,854.47	1,858,900.30	0.00	65,159.39	1,793,740.91

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/22	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	(631,985.06)
		08/17/21	0.00	0.00	0.00	631,985.06	0.00	(631,985.06)	0.00	0.00
28	321950028	01/18/22	0.00	0.00	907,309.05	0.00	311.99	(311.99)	0.00	0.00	906,997.06
		11/18/21	0.00	0.00	907,309.05	0.00	0.00	311.99	0.00	0.00
		06/17/21	0.00	0.00	906,997.06	0.00	0.00	906,997.06	0.00	0.00
34	300571952	08/17/22	0.00	0.00	285,534.80	0.00	0.00	(34,383.38)	0.00	0.00	285,534.80
		05/17/21	0.00	0.00	319,918.18	0.00	0.00	319,918.18	0.00	0.00
51	300571938	07/17/23	0.00	0.00	600,897.06	0.00	0.00	(5,618.25)	0.00	0.00	600,897.06
		12/16/22	0.00	0.00	606,515.31	0.00	0.00	(25,469.75)	0.00	0.00
		08/17/21	0.00	0.00	631,985.06	0.00	0.00	631,985.06	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.01	1,793,740.91	631,985.06	311.99	1,161,443.86	0.00	0.00	1,161,443.86

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,798.67	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	496.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	496.41	0.00	0.00	0.00	3,798.67	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		4,295.08

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Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "EU Risk Retention" tab for the WFCM 2019-C51 Mortgage Trust transaction, certain information provided to the

Certificate Administrator regarding the Retaining Sponsor's compliance with the EU Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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